Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Loss for the year	R$ (4,027,661)	R$ (15,679,742)	R$ (10,794,183)
Discontinued operations, net of tax			867,139
Adjustments to reconcile net income to cash provided by operating activities
Loss(gain) on financial instruments	(1,115,823)	(5,342,872)	6,408,711
Derivatives financial instruments		5,150,478	(5,795,744)
Depreciation and amortization	5,881,302	6,310,619	6,195,039
Impairment of available-for-sale securities	267,008	1,090,295	447,737
Provision for bad debt	784,403	729,752	726,944
Provision for contingencies	143,517	1,056,410	1,542,831
Provision for pension plans	(197,141)	(198,554)	(107,368)
Impairment (reversal) of assets	46,534	225,512	524,870
Deferred tax expense (benefit)	(1,257,068)	1,532,299	2,598,353
Reorganization items, net	2,371,918	9,005,998
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	(253,469)	(390,361)	(1,622,343)
Other taxes	477,164	(618,074)	119,887
Purchase of short-term investments	(601,200)	(1,877,885)	(8,790,093)
Redemption of short-term investments	775,456	3,570,453	7,958,169
Trade payables	(374,003)	(585,813)	117,271
Payroll, related taxes and benefits	(42,727)	(175,690)	(351,128)
Provision for contingencies	(114,336)	(692,001)	(1,079,323)
Net increase in income taxes refundable and payable	399,182	213,586	154,873
Provision for pension plans	54	(50,000)	(139,325)
Employee and management profit sharing	298,789	84,000
Changes in assets and liabilities held for sale	701,416	(557,330)	(786,914)
Other	238,443	299,240	265,584
Cash flows provided by (used in) operating activities-continuing operations	4,401,758	3,100,320	(1,539,013)
Cash flows provided by operating activities-discontinued operations			485,342
Net cash provided by (used in) operating activities	4,401,758	3,100,320	(1,053,671)
Investing activities
Capital expenditures	(4,344,238)	(3,263,571)	(3,681,484)
Proceeds from the sale of property, plant and equipment	5,016	6,405	14,996
Cash received for the sale of PT Portugal (Note 25)			17,218,275
Purchase of judicial deposits	(425,563)	(1,366,907)	(2,044,796)
Redemption of judicial deposits	343,129	706,657	1,039,221
Other			191,546
Cash flows provided by (used in) investing activities-continuing operations	(4,421,656)	(3,917,416)	12,737,758
Cash flows used in investing activities-discontinued operations			(194,739)
Net cash provided by (used in) by in investing activities	(4,421,656)	(3,917,416)	12,543,019
Financing activities
Borrowings net of costs			7,218,639
Repayment of principal of borrowings, financing	(659)	(6,223,703)	(11,308,213)
Cash impacts on derivatives transactions		443,709	2,704,155
Payments of obligation for licenses and concessions	(104,449)	(204,779)	(348,545)
Payments of obligation for tax refinancing program	(226,776)	(96,638)	(93,266)
Share buyback	(300,429)
Payment of dividends and interest on capital	(59,462)	(37,806)	(57,608)
Cash and cash equivalents of investee acquired by merger			20,346
Cash flows used in financing activities-continuing operations	(691,775)	(6,119,217)	(1,864,492)
Cash flows used in financing activities-discontinued operations			(492,194)
Net cash used in financing activities	(691,775)	(6,119,217)	(2,356,686)
Foreign exchange differences on cash and cash equivalents	11,106	(398,499)	3,316,195
Net (decrease) increase in cash and cash equivalents	(700,567)	(7,334,812)	12,448,857
Cash and cash equivalents beginning of year	7,563,251	14,898,063	2,449,206
Cash and cash equivalents end of year	6,862,684	7,563,251	14,898,063
Acquisition of Property, Plant and Equipment and Intangible assets (incurring liabilities)	1,451,068	1,873,573	568,973
Offset of judicial deposits against provision for contingencies	382,071	1,841,299	374,295
Income taxes paid	(3,927)	(499,228)	(626,703)
Financial charges paid	R$ (506,898)	R$ (2,232,977)	R$ (4,057,529)